UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

               Investment Company Act file number   811-10075
                                                 ----------------

                             UBS Sequoia Fund L.L.C.
         ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
         ---------------------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 212-882-5819
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2006
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                            UBS SEQUOIA FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006

                            UBS SEQUOIA FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006

                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital..........................1

Statement of Operations........................................................2

Statements of Changes in Members' Capital......................................3

Notes to Financial Statements..................................................4

Schedule of Portfolio Investments.............................................10

                                                        UBS SEQUOIA FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2006
--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $60,776,196)                        $ 66,667,376
Cash and cash equivalents                                                        2,923,235
Receivables:
  Due from broker                                                               15,880,128
  Investments sold, not settled                                                  2,264,561
  Interest                                                                          62,410
  Dividends                                                                          3,916
Other assets                                                                         1,998
------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                    87,803,624
------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $11,741,456)    13,141,180
Payables:
  Withdrawals payable                                                            2,409,348
  Investments purchased, not settled                                               759,069
  Management fee                                                                    71,372
  Professional fees                                                                 67,597
  Administration fee                                                                37,012
  Interest                                                                           7,817
  Other                                                                             64,957
------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                               16,558,352
------------------------------------------------------------------------------------------

NET ASSETS                                                                    $ 71,245,272
------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                     $ 66,753,816
Accumulated net unrealized appreciation on investments                           4,491,456
------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                              $ 71,245,272
------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.  1

                                                        UBS SEQUOIA FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006

--------------------------------------------------------------------------------

INVESTMENT INCOME

  Interest                                                              $   396,547
  Dividends                                                                 318,750
-----------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                     715,297
-----------------------------------------------------------------------------------

EXPENSES

  Management fee                                                            577,625
  Interest                                                                   67,353
  Professional fees                                                          58,020
  Administration fee                                                         52,121
  Custodian fee                                                              10,034
  Miscellaneous                                                              68,452
-----------------------------------------------------------------------------------

TOTAL EXPENSES                                                              833,605
-----------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                        (118,308)
-----------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
           FROM INVESTMENTS

  Net realized gain from investments                                      5,294,051
  Change in net unrealized appreciation/depreciation from investments    (5,088,884)
-----------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                           205,167
-----------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
           DERIVED FROM OPERATIONS                                      $    86,859
-----------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.  2

                                                        UBS SEQUOIA FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                        PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED)
                                                AND YEAR ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                      MANAGER         MEMBERS            TOTAL
-------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2005                 $ 1,424,153    $ 115,371,204    $ 116,795,357

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                    (8,979)        (765,880)        (774,859)
  Net realized gain (loss) from investments              (5,976)       1,211,975        1,205,999
  Change in net unrealized
       appreciation/depreciation from investments       (20,135)      (2,396,704)      (2,416,839)
Incentive allocation                                  1,190,109       (1,190,109)              --
-------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                        1,155,019       (3,140,718)      (1,985,699)
-------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                  207,587       23,420,550       23,628,137
  Members' withdrawals                               (1,437,334)     (25,765,713)     (27,203,047)
  Syndication costs                                        (270)         (24,380)         (24,650)
-------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
       DERIVED FROM CAPITAL TRANSACTIONS             (1,230,017)      (2,369,543)      (3,599,560)
-------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2005               $ 1,349,155    $ 109,860,943    $ 111,210,098
-------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                   (10,067)        (108,241)        (118,308)
  Net realized gain from investments                    143,384        5,150,667        5,294,051
  Change in net unrealized
       appreciation/depreciation from investments      (220,173)      (4,868,711)      (5,088,884)
Incentive allocation                                    312,214         (312,214)              --
-------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                          225,358         (138,499)          86,859
-------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                  711,806        6,981,927        7,693,733
  Members' withdrawals                                 (119,682)     (47,624,596)     (47,744,278)
  Syndication costs                                         (22)          (1,118)          (1,140)
-------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
       DERIVED FROM CAPITAL TRANSACTIONS                592,102      (40,643,787)     (40,051,685)
-------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2006                   $ 2,166,615    $  69,078,657    $  71,245,272
-------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.  3

                                                        UBS SEQUOIA FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

1.    ORGANIZATION

      UBS Sequoia Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on July 26, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to maximize total return. The Fund pursues its investment objective by investing primarily in publicly traded equity securities of small to mid-sized capitalization companies in the United States. To a limited extent, the Fund also may purchase fixed-income securities, equity securities of foreign issuers listed on a U.S. national securities exchange and American Depository Receipts ("ADRs"). The Fund commenced operations on October 1, 2000.

      In February 2004, Frontier Performance Advisors, L.P. ("FPA"), the non-managing member of the Fund's investment adviser (the "Adviser"), informed the Fund that it no longer wished to manage hedge fund assets. Consequently, FPA has withdrawn as a non-managing member of the Adviser. After conducting an extensive search, the Adviser identified PCM Advisors, LLC ("PCM"), (formerly Paradigm Capital Management, Inc.) to become the non-managing member of the Adviser. Such recommendation was approved by the Board of Directors and the Members of the Fund on May 13, 2004. PCM began to act in such capacity on May 14, 2004.

      The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Sequoia Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

      The Manager is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") and PCM. UBSFA is the managing member of the Manager and is an indirect, wholly owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by PCM manage the Fund's investment portfolio on behalf of the Manager under the oversight of UBSFA's personnel. PCM is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

      Initial and additional applications for interests by eligible Members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

      The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

                                                        UBS SEQUOIA FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES

      A.    PORTFOLIO VALUATION

      Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

      Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities.

      If market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund held no such securities at June 30, 2006.

      Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service, which employs a matrix to determine valuation for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, are valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

      The Fund may invest in equity securities of foreign issuers listed on a U.S. national securities exchange and in U.S. depository receipts, such as ADRs, that represent indirect interests in securities of foreign issuers. Foreign denominated assets may involve more risks than domestic transactions, including political, economic and regulatory risk.

      B.    SECURITIES TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security transactions are calculated on the identified cost basis.

                                                        UBS SEQUOIA FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      C.    FUND COSTS

      The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; and expenses of meetings of Directors. Syndication costs are charged to capital as incurred.

      D.    INCOME TAXES

      No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

      E.    CASH AND CASH EQUIVALENTS

      Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

      F.    USE OF ESTIMATES

      The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.    RELATED PARTY TRANSACTIONS

      UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly management fee at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account (the "Fee"). The Fee is paid to UBSFA out of the Fund's assets and debited against Members' capital accounts, excluding the Manager's capital account. A portion of the fee is paid by UBSFA to PCM.

      UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are

                                                        UBS SEQUOIA FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

3     RELATED PARTY TRANSACTIONS (CONTINUED)

      debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

      The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the period from January 1, 2006 to June 30, 2006, UBS FSI and its affiliates earn $1,170 brokerage commissions from portfolio transactions executed on behalf of the Fund.

      The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Management Fee which is similarly allocated to all Members other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund and generally at the end of each fiscal year thereafter, and upon a Member's withdrawal from the Fund, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits (defined as Net Increase in Members' Capital Derived From Operations), if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the period from January 1, 2006 to June 30, 2006 and year ended December 31, 2005 was $312,214 and $1,190,109, respectively, and was recorded as an increase to the Manager's capital account. Such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund. For Members which were not in the Fund for twelve months as of June 30, 2006 or as of the year ended December 31, 2005, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

      Each Director receives an annual retainer of $7,500 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the period from January 1, 2006 to June 30, 2006 were $14,410.

      As described in the private placement memorandum, certain brokerage arrangements provided that PCM received soft dollar credits related to brokerage commissions paid by the Fund. Such credits had been used by PCM for research and related services that would then be paid for or provided by the broker. The research services obtained by PCM through the use of soft dollar credits were for the benefit of the Fund or other accounts managed by PCM.

4.    ADMINISTRATION AND CUSTODIAN FEES

      PFPC Trust Company (an affiliate of PNC Bank, NA) serves as the custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

      PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC, Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain

                                                        UBS SEQUOIA FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

4.    ADMINISTRATION AND CUSTODIAN FEES (CONTINUED)

      other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC, Inc.

5.    SECURITIES TRANSACTIONS

      Aggregate purchases and proceeds from sales of investment securities for the period from January 1, 2006 to June 30, 2006, amounted to $75,580,095 and $111,213,128, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $24,832,053 and $19,761,991, respectively. Net realized loss resulting from short positions was $1,802,169 for the period from January 1, 2006 to June 30, 2006.

      At June 30, 2006, the cost of investments for Federal income tax purposes was substantially the same as cost for financial reporting purposes. For the period from January 1, 2006 to June 30, 2006, accumulated net unrealized appreciation from investments was $4,491,456, which consists of $10,731,933 gross unrealized appreciation and $6,240,477 gross unrealized depreciation.

6.    SHORT-TERM BORROWINGS

      The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the period from January 1, 2006 to June 30, 2006, the Fund's average interest rate paid on borrowings was 5.65% per annum and the average borrowings outstanding were $2,371,643. The Fund had no borrowings outstanding at June 30, 2006.

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

      In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

      Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker (Morgan Stanley & Co., Incorporated) is

                                                        UBS SEQUOIA FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

      primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased. During the period from January 1, 2006 to June 30, 2006, the Fund did not trade any forward or futures contracts.

8.    INDEMNIFICATION

      In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

9.    FINANCIAL HIGHLIGHTS

      The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                     PERIOD FROM
                                   JANUARY 1, 2006
                                   TO JUNE 30, 2006                           YEARS ENDED DECEMBER 31,
                                     (UNAUDITED)           2005          2004           2003          2002           2001
                                     -----------           ----          ----           ----          ----           ----
      Ratio of net investment
      loss to average net
      assets****                       (0.24)%*          (0.66)%        (1.26)%       (0.94)%        (1.20)%       (0.86)%

      Ratio of total expenses to
      average net assets before
      incentive fee****                 1.72%*            1.58%          1.69%         1.55%          1.67%         1.60%

      Ratio of total expenses to
      average net assets after
      incentive fee*****                2.36%*            2.60%          2.07%         1.75%          1.67%         1.60%

      Portfolio turnover rate           54.61%            98.70%        229.48%       285.30%        336.06%       420.05%

      Total Return pre incentive
      allocation **                    (3.38)%           (2.02)%         7.75%         36.10%       (19.58)%       (11.87)%

      Total return post incentive
      allocation ***                   (3.38)%           (2.02)%         6.20%         28.88%       (19.58)%       (11.87)%

      Average debt ratio****            2.43%             0.00%          0.00%         0.22%          0.21%         0.89%
      Net asset value at end of
      period                         $71,245,272       $111,210,098  $116,795,357   $105,505,171   $98,794,572   $156,181,093

    *    Annualized

   ** Total return assumes a purchase of interest in the Fund on the first day and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

  *** Total return assumes a purchase of an interest in the Fund on the first day and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual member's ratios and return may vary from the above based on incentive allocation, if applicable and the timing of capital transactions.

 **** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

***** Ratio of total expenses to average net assets after incentive allocation to the Manager may vary from the above for individual Members due to incentive allocation if applicable and timing of capital transactions.

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2006

 SHARES                                                              MARKET VALUE
---------------------------------------------------------------------------------
          UNITED STATES OF AMERICA
          INVESTMENTS IN SECURITIES (93.57%)
          COMMON STOCK (93.57%)
          APPAREL MANUFACTURERS (1.60%)
 93,800   Quiksilver, Inc. *                                         $  1,142,484
                                                                     ------------
          APPLICATIONS SOFTWARE (4.13%)
 30,600   Moldflow Corp. *                                                358,326
128,700   MRO Software, Inc. *                                          2,583,009
                                                                     ------------
                                                                        2,941,335
                                                                     ------------
          BATTERIES/BATTERY SYSTEM (1.03%)
 35,100   EnerSys *                                                       733,590
                                                                     ------------
          BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS (0.12%)
  2,300   Simpson Manufacturing Co, Inc.                                   82,915
                                                                     ------------
          CHEMICALS - SPECIALTY (0.85%)
 11,700   Minerals Technologies, Inc.                                     608,400
                                                                     ------------
          CIRCUIT BOARDS (2.61%)
128,700   TTM Technologies, Inc. *                                      1,862,289
                                                                     ------------
          COMMERCIAL SERVICES (0.41%)
  7,400   Steiner Leisure, Ltd. *                                         292,522
                                                                     ------------
          COMMUNICATION SOFTWARE (0.55%)
 11,700   Avid Technology, Inc. *                                         389,961
                                                                     ------------
          COMPUTER AIDED DESIGN (2.09%)
117,000   Parametric Technology Corp. *                                 1,487,070
                                                                     ------------
          CONSULTING SERVICES (0.03%)
  2,300   First Consulting Group, Inc. *                                   20,332
                                                                     ------------
          CONSUMER PRODUCTS - MISCELLANEOUS (3.49%)
 63,200   CNS, Inc.                                                     1,548,400
 94,400   Prestige Brands Holdings, Inc. *                                941,168
                                                                     ------------
                                                                        2,489,568
                                                                     ------------
          DISTRIBUTION/WHOLESALE (6.18%)
141,500   Bell Microproducts, Inc. *                                      766,930
117,000   Huttig Building Products, Inc. *                                947,700
 70,200   Tech Data Corp *, (a)                                         2,689,362
                                                                     ------------
                                                                        4,403,992
                                                                     ------------
          DIVERSIFIED MANUFACTURING OPERATIONS (4.13%)
 70,800   Crane Company (a)                                             2,945,280
                                                                     ------------
          DRUG DELIVERY SYSTEMS (0.77%)
 35,200   Matrixx Initiatives, Inc. *                                     547,712
                                                                     ------------

     The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2006

 SHARES                                                              MARKET VALUE
---------------------------------------------------------------------------------
          COMMON STOCK (CONTINUED)
          ELECTRONIC COMPONENTS - MISCELLANEOUS (8.16%)
152,150   Benchmark Electronics, Inc. *, (a)                         $  3,669,858
 23,400   CTS Corp.                                                       348,426
 70,200   Jabil Circuit, Inc.                                           1,797,120
                                                                     ------------
                                                                        5,815,404
                                                                     ------------
          ELECTRONIC COMPONENTS - SEMICONDUCTORS (0.10%)
 11,800   ON Semiconductor Corp. *                                         69,384
                                                                     ------------
          ENTERPRISE SOFTWARE/SERVICES (3.77%)
170,800   Epicor Software Corp. *                                       1,798,524
 46,800   SYNNEX Corp. *                                                  887,328
                                                                     ------------
                                                                        2,685,852
                                                                     ------------
          FOOD - MISCELLANEOUS/DIVERSIFIED (1.09%)
 23,400   J & J Snack Foods Corp.                                         773,838
                                                                     ------------
          FOOTWEAR & RELATED APPAREL (0.65%)
 35,100   Stride Rite Corp.                                               462,969
                                                                     ------------
          HOME FURNISHINGS (2.44%)
103,500   Hooker Furniture Corp.                                        1,735,695
                                                                     ------------
          INSTRUMENTS - SCIENTIFIC (1.38%)
 47,200   PerkinElmer, Inc.                                               986,480
                                                                     ------------
          INTERNET SECURITY (1.28%)
 58,600   Symantec Corp. *                                                910,644
                                                                     ------------
          MEDICAL - DRUGS (4.66%)
 46,900   KV Pharmaceutical Company *                                     875,154
105,300   Sciele Pharma, Inc. *                                         2,441,907
                                                                     ------------
                                                                        3,317,061
                                                                     ------------
          MEDICAL LABS & TESTING SERVICES (1.79%)
 58,500   Bio-Reference Laboratories, Inc. *                            1,272,960
                                                                     ------------
          MEDICAL PRODUCTS (5.14%)
 70,400   Orthofix International NV *, (a)                              2,682,944
 46,800   Syneron Medical, Ltd. *                                         977,184
                                                                     ------------
                                                                        3,660,128
                                                                     ------------
          NETWORKING PRODUCTS (1.75%)
 70,200   SafeNet, Inc. *                                               1,243,944
                                                                     ------------
          OFFICE AUTOMATION & EQUIPMENT (3.39%)
 58,500   Global Imaging Systems, Inc. *                                2,414,880
                                                                     ------------
          PUBLISHING - BOOKS (0.39%)
  6,900   Courier Corp.                                                   276,138
                                                                     ------------

     The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2006


 SHARES                                                              MARKET VALUE
---------------------------------------------------------------------------------
          COMMON STOCK (CONTINUED)
          RESEARCH & DEVELOPMENT (0.81%)
 25,900   PRA International *                                        $    576,793
                                                                     ------------
          RESPIRATORY PRODUCTS (3.97%)
 82,600   Respironics, Inc. *, (a)                                      2,826,572
                                                                     ------------
          RETAIL - APPAREL/SHOE (12.19%)
 23,400   Bebe Stores, Inc.                                               360,828
118,000   The Finish Line, Inc.                                         1,395,940
 23,400   Jos. A Bank Clothiers, Inc. *                                   560,664
 23,400   New York & Co., Inc. *                                          228,618
105,500   Pacific Sunwear Of California *                               1,891,615
128,700   Stage Stores, Inc. (a)                                        4,247,100
                                                                     ------------
                                                                        8,684,765
                                                                     ------------
          RETAIL - MUSIC STORE (0.85%)
 84,400   Trans World Entertainment *                                     609,368
                                                                     ------------
          RETAIL - REGIONAL DEPARTMENT STORES (0.72%)
 23,600   The Bon-Ton Stores, Inc. (a)                                    516,368
                                                                     ------------
          RETAIL - RESTAURANTS (0.40%)
 35,100   Krispy Kreme Doughnuts, Inc. *                                  285,714
                                                                     ------------
          RETAIL - SPORTING GOODS (0.27%)
 23,600   Sport Chalet, Inc. *                                            193,520
                                                                     ------------
          SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS (0.82%)
 70,200   Pericom Semiconductor Corp. *                                   582,660
                                                                     ------------
          SEMICONDUCTOR EQUIPMENT (0.42%)
 35,200   GSI Group, Inc. *                                               302,368
                                                                     ------------
          STEEL - PRODUCERS (0.37%)
  2,300   Carpenter Technology Corp.                                      265,650
                                                                     ------------
          TELECOMMUNICATIONS EQUIPMENT (4.33%)
105,500   Comtech Telecommunications Corp. *                            3,087,985
                                                                     ------------
          VITAMINS & NUTRITION PRODUCTS (0.80%)
 61,000   Natures Sunshine Products, Inc.                                 569,130
                                                                     ------------
          WIRE & CABLE PRODUCTS (0.79%)
 23,400   Insteel Industries, Inc.                                        566,280
                                                                     ------------
          WIRELESS EQUIPMENT (2.85%)
222,300   Powerwave Technologies, Inc. *, (a)                           2,027,376
                                                                     ------------
          TOTAL COMMON STOCK (Cost $60,776,196)                        66,667,376
                                                                     ------------
          INVESTMENTS IN SECURITIES (Cost $60,776,196)                 66,667,376
                                                                     ------------

     The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2006


 SHARES                                                              MARKET VALUE
---------------------------------------------------------------------------------
          SECURITIES SOLD NOT YET PURCHASED ((18.44))%)
          COMMON STOCK SOLD, NOT YET PURCHASED ((18.44)%)
          APPAREL MANUFACTURERS ((0.93)%)
 (4,700)  Guess ?, Inc. *                                            $   (196,225)
 (7,000)  Gymboree Corp. *                                               (243,320)
 (7,000)  Volcom, Inc. *                                                 (223,930)
                                                                     ------------
                                                                         (663,475)
                                                                     ------------
          B2B/E-COMMERCE ((0.27)%)
(23,600)  Ariba, Inc. *                                                  (194,228)
                                                                     ------------
          BEVERAGES - NON-ALCOHOLIC ((0.32)%)
 (1,200)  Hansen Natural Corp. *                                         (228,444)
                                                                     ------------
          BROADCAST SERVICES/PROGRAMMING ((0.10)%)
 (4,700)  Discovery Holding Co. *                                         (68,761)
                                                                     ------------
          BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS ((0.27)%)
 (9,400)  Builders FirstSource, Inc. *                                   (191,384)
                                                                     ------------
          BUILDING - RESIDENTIAL/COMMERCIAL ((0.59)%)
 (4,700)  KB Home                                                        (215,495)
 (4,700)  Lennar Corp.                                                   (208,539)
                                                                     ------------
                                                                         (424,034)
                                                                     ------------
          COMMERCIAL SERVICES ((0.14)%)
 (9,400)  Intersections, Inc. *                                          (101,990)
                                                                     ------------
          COMMUNICATION SOFTWARE ((0.05)%)
 (2,300)  Smith Micro Software, Inc. *                                    (36,846)
                                                                     ------------
          COMPUTER AIDED DESIGN ((0.48)%)
 (7,100)  Ansys, Inc. *                                                  (339,522)
                                                                     ------------
          COMPUTERS - INTEGRATED SYSTEMS ((0.51)%)
(18,700)  Maxwell Technologies, Inc.                                     (367,081)
                                                                     ------------
          COMPUTERS - PERIPHERAL EQUIPMENT ((1.07)%)
(11,700)  Lexmark International, Inc. *                                  (653,211)
(11,800)  Sigma Designs, Inc. *                                          (111,274)
                                                                     ------------
                                                                         (764,485)
                                                                     ------------
          DENTAL SUPPLIES & EQUIP ((0.13)%)
 (2,300)  Siroma Dental Systems, Inc. *                                   (91,126)
                                                                     ------------
          DISTRIBUTION/WHOLESALE ((1.19)%)
(38,550)  Beacon Roofing Supply, Inc. *                                  (848,485)
                                                                     ------------
          DIVERSIFIED MINERALS ((0.03)%)
 (2,200)  Charles & Colvard Limited                                       (23,166)
                                                                     ------------
          E-COMMERCE/PRODUCTS ((0.01)%)
 (4,700)  Odimo, Inc. *                                                    (5,452)
                                                                     ------------


     The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2006


 SHARES                                                              MARKET VALUE
---------------------------------------------------------------------------------
          COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
          ELECTRONIC COMPONENTS - MISCELLANEOUS ((0.56)%)
(11,700)  Plexus Corp. *                                             $   (400,257)
                                                                     ------------
          ELECTRONIC COMPONENTS - SEMICONDUCTORS ((0.38)%)
(28,300)  Amkor Technology, Inc. *                                       (267,718)
                                                                     ------------
          ENTERPRISE SOFTWARE/SERVICES ((0.02)%)
 (7,100)  Manugistics Group, Inc. *                                       (17,750)
                                                                     ------------
          FINANCE - INVEST BANKER/BROKER ((0.11)%)
 (4,700)  The Charles Schwab Corp.                                        (75,106)
                                                                     ------------
          FOOD - MISCELLANEOUS/DIVERSIFIED ((0.42)%)
(35,400)  American Italian Pasta Co.                                     (303,024)
                                                                     ------------
          FOOTWEAR & RELATED APPAREL ((0.12)%)
 (2,300)  Deckers Outdoor Corp. *                                         (88,688)
                                                                     ------------
          INDUSTRIAL AUTOMATION/ROBOTICS ((0.15)%)
 (4,700)  Intermec, Inc. *                                               (107,818)
                                                                     ------------
          MACHINERY ((0.34)%)
 (7,000)  Zebra Technologies Corp. *                                     (239,120)
                                                                     ------------
          MACHINERY-PUMPS ((0.38)%)
 (4,700)  Flowserve Corp.                                                (267,430)
                                                                     ------------
          MEDICAL - DRUGS ((0.16)%)
 (9,400)  Collagenex Pharmaceuticals, Inc. *                             (112,612)
                                                                     ------------
          MEDICAL LASER SYSTEMS ((0.48)%)
 (9,400)  Biolase Technology, Inc.                                        (78,960)
 (9,300)  Cynosure, Inc. *                                               (132,990)
 (2,400)  LCA-Vision, Inc.                                               (126,984)
                                                                     ------------
                                                                         (338,934)
                                                                     ------------
          METAL - ALUMINUM ((0.43)%)
(14,200)  Novelis, Inc.                                                  (306,436)
                                                                     ------------
          MOTORCYCLE/MOTOR SCOOTER ((0.91)%)
(11,800)  Harley-Davidson, Inc.                                          (647,702)
                                                                     ------------
          RETAIL - APPAREL/SHOE ((1.01)%)
 (2,300)  AnnTaylor Stores Corp. *                                        (99,774)
 (2,300)  Christopher & Banks Corp.                                       (66,700)
 (9,400)  Payless Shoesource, Inc. *                                     (255,398)
 (7,000)  Under Armour, Inc. *                                           (298,340)
                                                                     ------------
                                                                         (720,212)
                                                                     ------------
          RETAIL - ARTS & CRAFTS ((0.11)%)
 (4,700)  AC Moore Arts & Crafts, Inc. *                                  (76,657)
                                                                     ------------

     The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2006

 SHARES                                                                 MARKET VALUE
------------------------------------------------------------------------------------
          COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
          RETAIL - DISCOUNT ((1.66)%)
 (4,700)  Big Lots, Inc. *                                              $    (80,276)
(25,900)  Citi Trends, Inc. *                                             (1,105,671)
                                                                        ------------
                                                                          (1,185,947)
                                                                        ------------
          RETAIL - DRUG STORE ((0.45)%)
 (7,000)  Longs Drug Stores Corp.                                           (319,340)
                                                                        ------------
          RETAIL - FABRIC STORE ((0.34)%)
(16,400)  Jo-Ann Stores, Inc. *                                             (240,260)
                                                                        ------------
          RETAIL - MAIL ORDER ((0.26)%)
(16,500)  Sharper Image Corp. *                                             (183,315)
                                                                        ------------
          RETAIL - RESTAURANTS ((0.29)%)
 (2,300)  The Cheesecake Factory *                                           (61,985)
 (2,400)  Chipotle Mexican Grill, Inc. *                                    (146,280)
                                                                        ------------
                                                                            (208,265)
                                                                        ------------
          RETAIL - SPORTING GOODS ((2.72)%)
(51,500)  Zumiez, Inc. *                                                  (1,934,856)
                                                                        ------------
          SCHOOLS ((0.71)%)
(16,500)  DeVry, Inc. *                                                     (362,505)
(16,500)  Learning Tree International, Inc. *                               (144,705)
                                                                        ------------
                                                                            (507,210)
                                                                        ------------
          SEMICONDUCTOR EQUIPMENT ((0.10)%)
 (4,700)  Ultratech, Inc. *                                                  (73,978)
                                                                        ------------
          TELECOMMUNICATIONS EQUIPMENT ((0.01)%)
 (1,200)  NMS Communications Corp. *                                          (4,344)
                                                                        ------------
          WATER TREATMENT SYSTEMS ((0.23)%)
 (9,400)  Nalco Holding Co. *                                               (165,722)
                                                                        ------------
          TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Cost
          $(11,741,456))                                                 (13,141,180)
                                                                        ------------
          SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(11,741,456))    (13,141,180)
                                                                        ------------
TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET
PURCHASED -- 75.13%                                                       53,526,196
                                                                        ------------
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 24.87%                     17,719,076
                                                                        ------------
TOTAL NET ASSETS -- 100.00%                                             $ 71,245,272
                                                                        ============

*     Non-income producing security.

(a) Partially or wholly held ($ 15,810,841 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

     The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2006

Proxy Voting:

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the UBS Financial Services Inc.'s Alternative Investment Group at 800-580-2329.

     The preceding notes are an integral part of these financial statements.

                            UBS SEQUOIA FUND, L.L.C.
                          RENEWAL OF ADVISORY CONTRACT


         The Directors (including the Independent Directors) last evaluated the Investment Advisory Agreement at a meeting on April 27, 2006. The Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Investment Advisory Agreement. The Directors reviewed materials furnished by the Adviser, including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, were also included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of the Adviser the Fund's operations and the Adviser's ability to provide advisory and other services to the Fund.

         The Independent Directors reviewed, among other things, the nature of the advisory services to be provided to the Fund by the Adviser, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Independent Directors discussed the ability of the Adviser to manage the Fund's investments in accordance with the Fund's stated investment objectives and policies, as well as the services to be provided by the Adviser to the Fund, including administrative and compliance services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Independent Directors acknowledged the Adviser's employment of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund. The Independent Directors also recognized the benefits which the Fund derives from the resources available to the Adviser and the Adviser's affiliates, including UBS AG and UBS Financial Services Inc. ("UBS Financial"). Accordingly, the Independent Directors felt that the quality of service offered by the Adviser to the Fund was appropriate, and that the Adviser's personnel had sufficient expertise to manage the Fund.

         The Independent Directors reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by UBS Financial which had objectives and strategies similar to those of the Fund and which are managed by other, third-party investment advisers ("Comparable Funds"). The Independent Directors noted that the Fund's annualized performance since the Fund's inception was lower than that of its Comparable Funds, although the Fund's annualized performance since June 1, 2004 was within the range of performance of its Comparable Funds although below the median performance of its Comparable Funds. The Independent Directors also compared the volatility of the Fund to that of its Comparable Funds. The Directors observed that the Fund's volatility since inception was one above the median volatility of its Comparable Funds but equal to the median volatility of its Comparable Funds since June 1, 2004.

         The Directors considered the fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable Funds, and as compared to the management and incentive fees charged by UBS Fund Advisor, L.L.C. ("UBSFA") and its affiliates for other UBS alternative investment products. The information presented to the Directors showed that the management fee being charged to the Fund was above the median management fee being charged to its Comparable Funds but lower than the management fee being charged to three of its Comparable Funds, and the incentive fee being charged to the Fund was identical to that being charged by all of its Comparable Funds except for one Comparable Fund which charged a lower incentive fee. In comparing the management and incentive fees being charged to the Fund to the fees being charged by UBSFA and its affiliates for other UBS alternative investment products, the Directors observed that the management fee being charged to the Fund was at the median of the management fees being charged but also was the next to lowest management fee for such other UBS alternative products, and that the Fund's incentive fee was equal to the highest incentive fee being charged by UBSFA and its affiliates for other UBS alternative products, but was not higher than any incentive fee being charged by the Adviser to any single-manager (i.e., non-fund-of-funds) fund. In light of the foregoing, the Directors felt that the combination of management fee and incentive fee being charged to the Fund was appropriate.

         The Directors also considered the profitability of UBSFA both before payment to brokers and after payment to brokers and concluded that the profits to be realized by UBSFA and its affiliates under the Fund's Investment Advisory Agreement and from other relationships between the Fund and the UBSFA were within a range the Directors considered reasonable and appropriate. The Directors also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale. The Independent Directors determined that the fees were reasonable. The Directors concluded that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable.

(b) Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                 UBS Sequoia Fund L.L.C.
            -----------------------------------------------------------------

By (Signature and Title)*    /s/ Douglas Lindgren
                         ----------------------------------------------------
                             Douglas Lindgren, Principal Executive Officer
                             (principal executive officer)

Date      September 6, 2006
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         ----------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date      September 6, 2006
    -------------------------------------------------------------------------


By (Signature and Title)*  /s/ C. Philip Tazza
                         ----------------------------------------------------
                           C.  Philip   Tazza,   Principal   Accounting
                           Officer (principal financial officer)

Date      September 6, 2006
    -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.